Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company Selected Measure: Non-GAAP Diluted EPS ($)(4)
Year	Hollar ($)	Kaufmann ($)	Hollar ($)	Kaufmann ($)			Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2025	18,976,195	N/A	72,784,925	N/A	5,347,072	19,819,300	371	134	1,569	8.24
2024	25,651,209	N/A	28,304,507	N/A	5,981,832	7,969,614	213	145	853	7.53
2023	18,786,467	3,528,968	40,796,971	12,948,517	4,154,565	9,212,666	202	132	331	5.85
2022	N/A	13,463,557	N/A	3,175,014	4,110,560	2,918,363	109	127	(937)	5.07
2021	N/A	12,482,378	N/A	9,686,761	3,715,505	4,121,383	115	125	612	5.57

Company Selected Measure Name	non-GAAP diluted EPS
Named Executive Officers, Footnote	The PEO for fiscal 2025 and 2024 was Mr. Hollar. The PEOs for fiscal 2023 were Mr. Hollar and Michael C. Kaufmann. The PEO for fiscal 2022 and 2021 was Mr. Kaufmann. The Non-PEO NEOs for fiscal 2025 and 2024 were Mses. Mayer and Weitzman and Messrs. Alt and Mason. The Non-PEO NEOs for fiscal 2023 were Mses. Patricia M. English, Mayer, and Weitzman and Messrs. Alt, Victor L. Crawford, and Mason. The Non-PEO NEOs for fiscal 2022 and 2021 were Ms. Mayer and Messrs. Crawford, Hollar, and Mason. Amounts set forth in the table for the PEO do not include Mr. Hollar’s compensation for years in which he did not serve as PEO. Where applicable, such amounts are included in the Non-PEO NEO amounts.
Peer Group Issuers, Footnote	Pursuant to the SEC rules, TSR measures the cumulative value of an initial investment of $100 on June 30, 2020, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or June 30, 2021, June 30, 2022, June 30, 2023, June 30, 2024, and June 30, 2025, respectively. As permitted by the SEC rules, the peer group referenced for purpose of the TSR comparison is the S&P 500 Health Care Index, which is the industry peer group used by the company for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the CD&A beginning on page 42.
Adjustment To PEO Compensation, Footnote	The following tables show the adjustments, each of which is prescribed by the SEC rules, made to calculate the CAP amounts from the Summary Compensation Table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K. Pursuant to the applicable rules, the amounts reported in the “Stock Awards” column from the SCT are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:
PEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

	2025	2024	2023		2022	2021
PEO	Hollar ($)	Hollar ($)	Hollar ($)	Kaufmann ($)	Kaufmann ($)	Kaufmann ($)
SCT total compensation	18,976,195	25,651,209	18,786,467	3,528,968	13,463,557	12,482,378
Adjustments for stock awards
Stock award values reported in SCT for the covered fiscal year	(13,431,441)	(20,640,912)	(14,828,888)	0	(11,051,066)	(10,197,832)
Fair value of stock awards granted in the covered fiscal year — value at fiscal-year-end	25,060,892	20,398,094	29,849,423	0	10,213,707	10,748,666
Change in fair value from end of prior fiscal year to vesting date for stock awards granted in prior fiscal years that vested during the covered fiscal year	1,748,061	(329,335)	460,516	2,703,218	(4,290,114)	(4,389,981)
Change in fair value from end of prior fiscal year to end of the covered fiscal year for stock awards granted in prior fiscal years that were unvested at the end of the covered fiscal year	39,015,871	2,379,497	5,649,120	5,791,292	(6,590,127)	(482,158)
Change in dividends accrued	1,415,347	845,955	880,332	925,040	1,429,057	1,525,687
Compensation actually paid (as calculated)	72,784,925	28,304,507	40,796,971	12,948,517	3,175,014	9,686,761

Non-PEO NEO Average Total Compensation Amount	$ 5,347,072	$ 5,981,832	$ 4,154,565	$ 4,110,560	$ 3,715,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,819,300	7,969,614	9,212,666	2,918,363	4,121,383
Adjustment to Non-PEO NEO Compensation Footnote	The following tables show the adjustments, each of which is prescribed by the SEC rules, made to calculate the CAP amounts from the Summary Compensation Table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K. Pursuant to the applicable rules, the amounts reported in the “Stock Awards” column from the SCT are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:
Average Non-PEO NEO Summary Compensation Table Total Compensation to Average Compensation Actually Paid Reconciliation

	2025 ($)*	2024 ($)*	2023 ($)*	2022 ($)*	2021 ($)*
SCT total compensation	5,347,072	5,981,832	4,154,565	4,110,560	3,715,505
Adjustments for stock awards
Stock award values reported in SCT for the covered fiscal year	(3,577,473)	(4,370,314)	(2,764,459)	(3,137,498)	(2,447,474)
Fair value of stock awards granted in the covered fiscal year — value at fiscal-year-end	7,243,294	5,630,751	4,439,800	2,948,596	2,579,674
Change in fair value from end of prior fiscal year to vesting date for stock awards granted in prior fiscal years that vested during the covered fiscal year	899,559	(105,237)	464,885	(138,220)	25,940
Change in fair value from end of prior fiscal year to end of the covered fiscal year for stock awards granted in prior fiscal years that were unvested at the end of the covered fiscal year	9,539,342	567,703	2,636,182	(1,185,583)	(30,365)
Change in dividends accrued	367,506	264,879	281,692	320,508	278,103
Compensation actually paid (as calculated)	19,819,300	7,969,614	9,212,666	2,918,363	4,121,383
*    Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company and Total Shareholder Return

Compensation Actually Paid to Hollar	Average Compensation Actually Paid to Non-PEO NEOs
Compensation Actually Paid to Kaufmann	Cardinal Health TSR
S&P500 Health Care Index TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

Compensation Actually Paid to Hollar	Average Compensation Actually Paid to Non-PEO NEOs
Compensation Actually Paid to Kaufmann	GAAP Net Income/(Loss)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Non-GAAP EPS

Compensation Actually Paid to Hollar	Average Compensation Actually Paid to Non-PEO NEOs
Compensation Actually Paid to Kaufmann	Non-GAAP EPS

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Company and Total Shareholder Return

Compensation Actually Paid to Hollar	Average Compensation Actually Paid to Non-PEO NEOs
Compensation Actually Paid to Kaufmann	Cardinal Health TSR
S&P500 Health Care Index TSR

Tabular List, Table

Non-GAAP diluted EPS
Non-GAAP operating earnings
Segment profit
Non-GAAP adjusted free cash flow
Annual dividend yield

Total Shareholder Return Amount	$ 371	213	202	109	115
Peer Group Total Shareholder Return Amount	134	145	132	127	125
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,569,000,000	$ 853,000,000	$ 331,000,000	$ (937,000,000)	$ 612,000,000
Company Selected Measure Amount | $ / shares	8.24	7.53	5.85	5.07	5.57
Additional 402(v) Disclosure	The primary financial metric for our PSU program is adjusted non-GAAP diluted EPS, which is defined under “Performance Measure Calculations” beginning on page 63. See Annex A for a reconciliation to the comparable financial measure prepared in accordance with GAAP and the reasons why we use non-GAAP financial measures.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Segment profit
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP adjusted free cash flow
Measure:: 5
Pay vs Performance Disclosure
Name	Annual dividend yield
Hollar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,976,195	$ 25,651,209	$ 18,786,467
PEO Actually Paid Compensation Amount	72,784,925	28,304,507	40,796,971
Kaufmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,528,968	$ 13,463,557	$ 12,482,378
PEO Actually Paid Compensation Amount			12,948,517	3,175,014	9,686,761
PEO | Hollar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,431,441)	(20,640,912)	(14,828,888)
PEO | Hollar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,060,892	20,398,094	29,849,423
PEO | Hollar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,015,871	2,379,497	5,649,120
PEO | Hollar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,748,061	(329,335)	460,516
PEO | Hollar [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,415,347	845,955	880,332
PEO | Kaufmann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(11,051,066)	(10,197,832)
PEO | Kaufmann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	10,213,707	10,748,666
PEO | Kaufmann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,791,292	(6,590,127)	(482,158)
PEO | Kaufmann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,703,218	(4,290,114)	(4,389,981)
PEO | Kaufmann [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			925,040	1,429,057	1,525,687
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,577,473)	(4,370,314)	(2,764,459)	(3,137,498)	(2,447,474)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,243,294	5,630,751	4,439,800	2,948,596	2,579,674
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,539,342	567,703	2,636,182	(1,185,583)	(30,365)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	899,559	(105,237)	464,885	(138,220)	25,940
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 367,506	$ 264,879	$ 281,692	$ 320,508	$ 278,103